Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended
	May 31, 2024	May 31, 2024
C000229340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Regulatory Benchmark)
Average Annual Return, Percent	6.95%	3.21%
Without Sales Load [Member] | C000229340
Average Annual Return [Line Items]
Average Annual Return, Percent	6.74%	3.16%
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(3.71%)
T. Rowe Index: Bloomberg Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Strategy Benchmark)
Average Annual Return, Percent	5.46%	2.93%